Financial Instruments and Related Risk Management (Summary of Maximum Exposure to Credit Risk) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	$ 5,642	$ 4,997
Cash and cash equivalents [Member]
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	499	1,454
Receivables from Customers[Member]
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	$ 5,143	$ 3,543